Income Taxes (Details) - Schedule of Components of Income Tax Expense Benefit - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Components of Income Tax Expense Benefit [Abstract]
Current	$ 216,203
Deferred	(246,333)	(62,014)
Current
Deferred
Change in valuation allowance	246,333	62,014
Income tax provision	$ 216,203